Expected Credit Losses Allowance (Tables)	12 Months Ended
Dec. 31, 2025
Expected Credit Losses Allowance [Abstract]
Schedule of Allowance by Stage Recorded at Income Statements
As of December 31, 2025, 2024 and 2023, under the credit risk model established by IFRS 9 the ECL allowance by stage recorded at income statements is as follows:

	For the year ended December 31, 2025 *
	Stage 1		Stage 2		Stage 3
	Corporate	Other ** commercial	Corporate	Other ** commercial	Corporate	Other ** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	2,831	8,750	(13,573)	84	(67,015)	(193,570)	(262,493)
Mortgage loans	-	(6,316)	-	(3,546)	-	(75,487)	(85,349)
Consumer loans	-	(7,463)	-	(13,620)	-	(381,612)	(402,695)
Contingent loans	1,181	(10,730)	(159)	(5,223)	2,529	(1,064)	(13,466)
Repurchase agreements	(115)	-	-	-	-	-	(115)
Loans and account receivable at FVOCI	(154)	-	312	-	(3,657)	-	(3,499)
Debt at FVOCI	(214)	-	-	-	-	-	(214)
Debt at amortised cost	(122)	-	-	-	-	-	(122)
Subtotal	3,407	(15,759)	(13,420)	(22,305)	(68,143)	(651,733)	(767,953)
Recovery of loans previously charged-off							192,640
TOTAL							(575,313)
*Includes overlays for an amount of MCh$119,776 to cover certain defaulted loans from mortgage and other commercial portfolios. See Note 37, Risk management.
**Includes Other Commercial, Mortgages and Consumer.

	For the year ended December 31, 2024 *
	Stage 1		Stage 2		Stage 3
	Corporate	Other ** commercial	Corporate	Other ** commercial	Corporate	Other ** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	(3,447)	(9,814)	(842)	(3,100)	(84,997)	(147,393)	(249,593)
Mortgage loans	-	(1,515)	-	(6,783)	-	(45,276)	(53,574)
Consumer loans	-	1,347	-	(6,022)	-	(352,972)	(357,647)
Contingent loans	(696)	3,152	(91)	(653)	963	227	2,902
Loans and account receivable at FVOCI	(1,040)	-	-	-	-	-	(1,040)
Debt at FVOCI	(188)	-	-	-	-	-	(188)
Debt at amortised cost	606	-	-	-	-	-	606
Subtotal	(4,765)	(6,830)	-933	(16,558)	(84,034)	(545,414)	(658,534)
Recovery of loans previously charged-off							153,944
TOTAL							(504,590)
*Includes overlays for an amount of MCh$89,994 for future macro-economic information and scenarios updates. See Note 37, Risk management.
**Includes Other Commercial, Mortgages and Consumer
NOTE 33 - EXPECTED CREDIT LOSSES ALLOWANCE, continued

	For the year ended December 31, 2023
	Stage 1		Stage 2		Stage 3
	Corporate	Others ** commercial	Corporate	Others commercial	Corporate	Others** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	(132)	3,898	19,358	(4,686)	(92,539)	(81,616)	(155,717)
Mortgage loans	-	4,582	-	1,213	-	(97,364)	(91,569)
Consumer loans	-	(29,029)	-	(57,262)	-	(119,881)	(206,172)
Contingent loans	1,184	14,256	6,316	1,834	(816)	1,589	24,363
Loans and account receivable at FVOCI	201	-	-	-	-	-	201
Debt at FVOCI	-	78	-	-	-	-	78
Debt at amortised cost	-	(1,038)	-	-	-	-	(1,038)
Total	1,253	(7,253)	25,674	(58,901)	(93,355)	(297,272)	(429,854)
Recovery of loans previously charged-off							107,069
TOTAL							(322,785)
**Includes Other Commercial, Mortgages and Consumer.